Finance And Other Income - Summarizes The Companys Finance And Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance And Other Income [Abstract]
Interest on loans to Exar Capital	$ 17,602	$ 3,395
Interest on cash and cash equivalents and short-term bank deposits	7,115	1,336
Other	596	434
Finance and other income	$ 25,313	$ 5,165